Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Estimate Grant for Stock Options Granted and ESPP Shares
The following assumptions were used in the Black-Scholes option pricing model to estimate stock-based compensation on the date of grant for stock options granted and ESPP shares issued for the six months ended June 30, 2025:

Six Months Ended June 30, 2025
Stock options:
Expected dividend yield	0.00%
Expected volatility	96.30%
Risk-free interest rate	4.17%
Term of options (in years)	6.3
Employee stock purchase plan:
Expected dividend yield	0.00%
Expected volatility	112.87%
Risk-free interest rate	4.31%
Expected life (in years)	0.49

The following assumptions were used by Scilex in the Black-Scholes option pricing model to estimate stock- based compensation on the date of grant for stock options granted and ESPP shares issued for the year ended December 31, 2024.

Year Ended December 31, 2024
Stock options:
Expected dividend yield	0.00%
Expected volatility	72.00%-119.08%
Risk-free interest rate	3.79%-4.71%
Term of options (in years)	3.0 - 6.3
Employee stock purchase plan:
Expected dividend yield	0.00%
Expected volatility	129.30%
Risk-free interest rate	5.39%
Expected life (in years)	0.50

Schedule of Total stock-based compensation expense related to Scilex's equity incentive plans
Total stock-based compensation expense related to Scilex’s equity incentive plans and allocated to the Company was recorded in the statements of operations as follows (in thousands):

	Six Months Ended June 30,
	2025	2024
Research and development	$107	$54
General and administrative	104	317

Total stock-based compensation expense	$211	$371

Total stock-based compensation expense related to Scilex’s equity incentive plans and allocated to the Company was recorded in the statements of operations as follows (in thousands):

	Year Ended December 31,
	2024	2023
Research and development	$128	$73
General and administrative	532	767

Total stock-based compensation expense	$660	$840